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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2004
                                                          ------------------

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding
                                       entries.

SHAY ASSETS MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 WEST MONROE STREET, SUITE 2810       CHICAGO            IL            60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232
                    ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

/S/EDWARD E. SAMMONS, JR.          PRESIDENT                      (312) 214-6590
--------------------------------------------------------------------------------
(Name)                               (Title)                            (Phone)


                                        /S/EDWARD E. SAMMONS, JR.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                       CHICAGO, IL              NOVEMBER 8, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          NONE
                                         ____________
                                                  67
Form 13F Information Table Entry Total:  ____________
                                             256,101
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE      SHARES/   SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES  COMMON           002824100     7,495      177,000                SOLE                      X
ALCOA, INC.          COMMON           013817101     2,586       77,000                SOLE                      X
ALLSTATE FINANCIAL   COMMON           020002101     1,440       30,000                SOLE                      X
ALTRIA GROUP, INC.   COMMON           02209S103     1,082       23,000                SOLE                      X
AMERICAN EXPRESS
CO.                  COMMON           025816109     4,886       95,000                SOLE                      X
AMERICAN INT'L
GROUP                COMMON           026874107     1,406       20,680                SOLE                      X
ANHEUSER-BUSCH COS.  COMMON           035229103     8,856      177,000                SOLE                      X
APACHE CORP.         COMMON           037411105     3,758       75,000                SOLE                      X
AUTOMATIC DATA
PROCESSING           COMMON           053015103     6,232      150,000                SOLE                      X
BAKER HUGHES         COMMON           057224107     2,208       50,500                SOLE                      X
BALL CORPORATION     COMMON           058498106     2,081       55,600                SOLE                      X
BELLSOUTH CORP.      COMMON           079860102     1,356       50,000                SOLE                      X
BERKSHIRE
HATHAWAY INC.        COMMON           084670108     6,746           78                SOLE                      X
CARDINAL HEALTH
INC.                 COMMON           14149Y108     3,968       90,000                SOLE                      X
CEMEX SA               ADR            151290889     1,713       60,870                SOLE                      X
CHEVRONTEXACO CORP.  COMMON           166764100     3,969       74,000                SOLE                      X
CINTAS CORP.         COMMON           172908105     5,193      123,000                SOLE                      X




------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE      SHARES/   SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------


CITIGROUP, INC.      COMMON           172967101     6,824      153,956                SOLE                      X
COCA-COLA CO         COMMON           191216100     6,365      159,000                SOLE                      X
COMCAST CORP NEW
CL A SPL             CLASS K          20030N200     2,094       75,000                SOLE                      X
COOPER CAMERON CORP  COMMON           216640102     2,139       39,000                SOLE                      X
CYPRESS
SEMICONDUCTOR        COMMON           232806109       985      111,500                SOLE                      X
ENGELHARD
CORPORATION          COMMON           292845104       952       33,600                SOLE                      X
EXELON CORP.         COMMON           30161N101     1,468       40,000                SOLE                      X
EXXON MOBIL CORP.    COMMON           30231G102    10,190      211,028                SOLE                      X
FIRST DATA CORP.     COMMON           319963104     5,846      135,000                SOLE                      X
FORD MOTOR CO.       COMMON           345370860     1,686      120,000                SOLE                      X
FPL GROUP, INC.      COMMON           302571104     1,353       19,800                SOLE                      X
GANNETT INC.         COMMON           364730101     6,914       82,600                SOLE                      X
GENERAL DYNAMICS
CORP.                COMMON           369550108     6,951       68,500                SOLE                      X
GENERAL ELECTRIC
CO.                  COMMON           369604103     6,704      200,000                SOLE                      X
GREENPOINT FIN.
CORP.                COMMON           395384100     1,850       40,000                SOLE                      X
HARLEY-DAVIDSON,
INC.                 COMMON           412822108     6,205      105,000                SOLE                      X
HEWLETT-PACKARD CO.  COMMON           428236103     2,081      111,000                SOLE                      X
HOME DEPOT, INC.     COMMON           437076102     7,070      180,000                SOLE                      X




------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE      SHARES/   SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

I B M CORP.          COMMON           459200101     3,172       37,000                SOLE                      X
ILLINOIS TOOL
WORKS, INC.          COMMON           452308109     5,109       55,000                SOLE                      X
INGERSOLL-RAND CO.   COMMON           G4776G101     2,413       35,500                SOLE                      X
ITT INDUSTRIES INC   COMMON           450911102     2,800       35,000                SOLE                      X
J.P. MORGAN CHASE
& CO.                COMMON           46625H100     2,702       68,000                SOLE                      X
JOHNSON & JOHNSON    COMMON           478160104     6,229      110,000                SOLE                      X
KIMBERLY CLARK
CORP.                COMMON           494368103     1,970       30,500                SOLE                      X
LEAR CORP.           COMMON           521865105     2,178       40,000                SOLE                      X
LEHMAN BRO
HOLDINGS INC.        COMMON           524908100     2,041       25,600                SOLE                      X
LOUISIANA PACIFIC
CORP                 COMMON           546347105       778       30,000                SOLE                      X
MERCK & CO. INC.     COMMON           589331107     4,690      127,500                SOLE                      X
MICROSOFT CORP.      COMMON           594918104     5,248      190,000                SOLE                      X
MORGAN ST DEAN
WITTER               COMMON           617446448     2,268       46,000                SOLE                      X
OMNICOM GROUP        COMMON           681919106     5,844       80,000                SOLE                      X
PFIZER, INC.         COMMON           717081103     6,054      199,000                SOLE                      X
PPL CORPORATION      COMMON           69351T106     1,533       32,500                SOLE                      X
PRAXAIR, INC.        COMMON           74005P104     2,859       66,900                SOLE                      X
PROCTER & GAMBLE
CO.                  COMMON           742718109     6,295      116,000                SOLE                      X




------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE      SHARES/   SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

SBC COMM, INC.       COMMON           78387G103     2,336       90,000                SOLE                      X
SOUTHTRUST CORP.     COMMON           844730101     2,500       60,000                SOLE                      X
STATE STREET CORP.   COMMON           857477103     5,606      132,000                SOLE                      X
SYSCO CORPORATION    COMMON           871829107     5,392      180,000                SOLE                      X
TELEFONOS DE
MEXICO - ADR           ADR            879403780     2,049       63,500                SOLE                      X
TJX COS., INC.       COMMON           872540109     1,984       90,000                SOLE                      X
VERIZON
COMMUNICATIONS       COMMON           92343V104     2,363       60,000                SOLE                      X
WAL-MART STORES
INC.                 COMMON           931142103     6,480      122,000                SOLE                      X
WASTE MANAGEMENT,
INC.                 COMMON           94106L109     2,242       82,000                SOLE                      X
WELLS FARGO CO.      COMMON           949746101     1,878       31,500                SOLE                      X
WENDY'S
INTERNATIONAL INC.   COMMON           950590109     6,116      183,000                SOLE                      X
WEYERHAEUSER CO.     COMMON           962166104     1,822       27,400                SOLE                      X
WRIGLEY (WM.) JR.
CO.                  COMMON           982526105     6,111       97,000                SOLE                      X
XTO ENERGY INC.      COMMON           98385X106     2,387       73,500                SOLE                      X
         TOTAL                                    257,101
